Income taxes	12 Months Ended
Mar. 31, 2014
Income taxes
Income taxes

12. Income taxes

        The Group's income is subject to taxation under tax jurisdictions having different tax rates: Switzerland—10%, British Virgin Islands—0%, the Russian Federation (Russia)—20%, Ukraine—19%, Romania—16%, Poland—19%, the United States of America (USA)—35%, the United Kingdom (UK)—23%, Canada—35%, Germany—29%, Cyprus—12.5% Singapore—17% and Bulgaria—10%.

        Income tax expense consisted of the following:

	For the years ended March 31,
	2012	2013	2014
Current income taxes
Russia	$(630)	$(915)	$(1,128)
Ukraine	(350)	(127)	2
Romania	(1,250)	(895)	14
USA	(290)	(381)	(437)
UK	(44)	(130)	(82)
Cyprus	—	(882)	(419)
Germany	(22)	(55)	(83)
Poland	—	(60)	(152)
Switzerland	(6)	(25)	(3,914)
Vietnam	—	—	(30)
Singapore	(19)	(23)	(17)

Total current income tax expense	$(2,611)	$(3,493)	$(6,246)

	For the years ended March 31,
	2012	2013	2014
Deferred taxes
Russia	$(350)	$(133)	$606
Romania	(249)	211	208
USA	—	—	795
Ukraine	—	—	(407)
Cyprus	—	(230)	50
Switzerland	—	—	288

Total deferred tax benefit/(expense)	(599)	(152)	1,540

Total income tax expense	$(3,210)	$(3,645)	$(4,706)

        The reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income is provided below:

	Years ended March 31,
	2012	2013	2014
Different tax rates of subsidiaries	$(2,366)	$(2,866)	$(4,581)
Tax effect of non-deductible expenses at applicable tax rates	(838)	(430)	(365)
Accrued tax claims	—	(63)	—
Tax on distribution of earnings of subsidiaries	—	(230)	(109)
Benefit from a change in tax position		—	405
Change in valuation allowance	(46)	—	—

Other	40	(56)	(56)

	$(3,210)	$(3,645)	$(4,706)

        The following table summarizes major components of the Group's deferred tax assets and liabilities:

	For the years ended March 31,
	2012	2013	2014
Deferred tax assets
Accrued operating (and interest) expenses	$988	$1,272	$1,732
Accounts receivable	6	1	—
Net operating loss / Tax loss carry forward	469	395	499
Capital lease payable	135	38	—
Deferred revenue	—	—	39
Contingent consideration	—	1843	1,332

Total deferred tax assets	1,598	3,549	3,602
Valuation allowance	(469)	(395)	(395)

Total deferred tax assets after valuation allowance	1,129	3,154	3,207

Deferred tax liabilities
Accounts receivable and revenue accruals	(437)	(459)	(95)
Inventory and deferred cost of revenue	(623)	(575)	(753)
Tax on undistributed earnings of susidiaries	—	(230)	—
Property and equipment	(1,663)	(1,843)	(2,258)
Intangible assets	(1,635)	(3,503)	(1,885)

Total deferred tax liabilities	(4,358)	(6,610)	(4,991)

Net deferred tax asset, current	—	238	1,027
Net deferred tax liability, current	(66)	(230)
Net deferred tax liability, non-current	(3,163)	(3,464)	(2,811)

Net deferred tax liabilities	$(3,229)	$(3,456)	$(1,784)

        For financial reporting purposes, a valuation allowance was recorded to reflect management's best estimate of the realization of deferred tax assets related to tax loss carry-forwards of certain lossmaking subsidiaries of the Group. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences.

        Income before income tax expense is attributed to the geographic locations as follows:

	For the years ended March 31,
	2012	2013	2014
Domestic (British Virgin Islands)	$23,801	$23,836	$10,666
Foreign	15,517	17,346	45,270

Total income before tax expense	$39,318	$41,182	$55,936

Uncertain tax positions

        The aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties, were as follows:

Balance as at March 31, 2011	$168
Changes in balances related to tax positions taken during current periods	—

Balance as at March 31, 2014	$168

        The resolution of the $168 charge as of March 31, 2012, 2013 and 2014 respectively, will not significantly affect the effective tax rate.

        Although the timing of resolution and/or closure of tax audits is highly uncertain, it is reasonably possible that the balance of gross unrecognized tax benefits could significantly change in the next 12 months. However, the Group is unable to estimate the range of possible adjustments to the balance of gross unrecognized tax benefits in the next 12 months.